Schedule of financial instruments by category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 362,293	R$ 329,202
Financial liabilities at amortised cost	(29,596,521)	(26,240,096)
Financial liabilities, at fair value	(27,142,392)	(20,614,154)
Financial liabilities at fair value through profit or loss	2,440,791	5,583,913
[custom:FinancialLiabilitiesAtFairValueThroughOtherComprehensiveIncomeEquityInstruments-0]	13,338	42,029
Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(11,714,624)	(9,009,987)
Financial liabilities, at fair value	(11,714,624)	(9,009,987)
Supply Chain Finance [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(2,237,975)	(1,452,637)
Financial liabilities, at fair value	(2,237,975)	(1,452,637)
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(22,087,599)	(22,404,426)
Financial liabilities, at fair value	(25,456,030)	(22,404,426)
Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	2,053	75,478
Financial assets at fair value through profit or loss	2,053	75,478
Financial liabilities, at fair value	(233,172)	(34,685)
Financial liabilities at fair value through profit or loss	(3,368,431)	(34,685)
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(233,172)
Cash And Bank Accounts [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	2,193,508	2,439,072
Financial assets, at fair value	2,193,508	2,439,072
Cash Equivalents 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,335,312	5,137,553
Financial assets at fair value through profit or loss	5,335,312	5,137,553
Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	418,637	287,504
Financial assets, at fair value	794,268	658,735
Financial assets at fair value through profit or loss	362,293	329,202
Investments in equity instruments designated at fair value through other comprehensive income	13,338	42,029
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	24,964	24,358
Financial assets, at fair value	24,964	24,358
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	3,709,399	3,789,616
Financial assets, at fair value	4,044,965	4,099,881
Financial assets at fair value through profit or loss	335,566	310,265
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	97,169	86,404
Financial assets, at fair value	97,169	86,404
Derivatives Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	143,302	302,512
Financial assets at fair value through profit or loss	143,302	302,512
Financial liabilities, at fair value	(136,132)	(351,011)
Financial liabilities at fair value through profit or loss	R$ (136,132)	(351,011)
Written Option Business Combination [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value		(185,401)
Financial liabilities at fair value through profit or loss		R$ (185,401)